Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net loss	$ (2,915,424)	$ (5,772,668)	$ (7,831,230)	$ (6,706,972)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	67,902	184,496	247,458	245,787
Amortization of discount on debt	7,281	4,328	10,648
Share-based compensation	453,935	414,112	654,481	720,150
Gain on settlement liability	(390,599)	0
Issuance of common stock for services	52,500	190,261	232,212	256,040
Change in fair value of warrant liability	(1,109,192)	907,368	1,201,870	(3,436,195)
Charge for common stock issued for collaboration agreement				100,002
Issuance of common stock for acquisition of in-process research and development				4,000,000
Warrants issued to vendor				4,775
Change in operating assets and liabilities:
Contracts and grants receivable	287,580	(1,069,976)	(1,190,445)	72,319
Prepaid expenses	18,653	14,770	(71,339)	(37,537)
Accounts payable and accrued expenses	206,881	1,343,876
Accounts payable			1,376,391	1,483,255
Accrued compensation	(236,430)	(266,942)	(16,354)	81,291
Total adjustments	(641,489)	1,722,293	2,444,922	4,240,243
Taxes receivable				750,356
Net cash used in operating activities	(3,556,913)	(4,050,375)	(5,386,308)	(2,466,729)
Investing activities:
Purchases of office furniture and equipment	(7,161)	(22,098)	(22,098)	(50,866)
Payments for acquisition of in-process research and development				(250,000)
Net cash used in investing activities	(7,161)	(22,098)	(22,098)	(300,866)
Financing activities:
Proceeds from issuance of common stock pursuant to the equity line	1,639,110	1,615,025	3,839,177	470,475
Stock issuance costs associated with equity line purchase agreement	(41,381)	(171,091)	(171,091)
Repayment of notes payable	(300,000)
Proceeds from issuance of common stock to sciclone	3,000,000
Proceeds from exercise of warrants		1,136,771
Proceeds from exercise of stock options			1,136,771	28,078
Net proceeds from sale of units containing common stock and warrants				1,937,894
Net cash provided by financing activities	4,297,729	2,580,705	4,804,857	2,436,447
Net increase (decrease) in cash and cash equivalents	733,655	(1,491,768)	(603,549)	(331,148)
Cash and cash equivalents at beginning of period	4,921,545	5,525,094	5,525,094	5,856,242
Cash and cash equivalents at end of period	5,655,200	4,033,326	4,921,545	5,525,094
Supplemental disclosure of non cash financing activities:
Reclassification of warrant liability to additional paid in capital upon partial exercise of warrants issued in unit offering		2,557,331	2,557,331	1,055,490
Notes payable issued in connection with Equity Purchase Agreement		$ 282,071	282,071
Supplemental information:
Cash paid for state income taxes			$ 7,542	$ 6,994